Summary of Significant Accounting Policies - Schedule of basic and diluted net income (loss) per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Basic Net Income per share
Net income (loss) -Basic	$ (22,665)	$ 15,798
Weighted average common shares outstanding - basic	41,179,741	15,105,851
Net income (loss) per share - Basic	$ (0.55)	$ 1.05
Diluted Net income (loss) per share
Net income (loss) attributable to common shareholders	$ (22,665)	$ 15,798
Weighted average common shares outstanding - basic	41,179,741	15,105,851
Weighted average common shares outstanding - diluted	41,179,741	36,004,063
Net income (loss) per share - diluted	$ (0.55)	$ 0.44
Convertible Preferred Stock [Member]
Diluted Net income (loss) per share
Weighted average effect of dilutive securities	0	18,556,453
Stock Options [Member]
Diluted Net income (loss) per share
Weighted average effect of dilutive securities	0	2,341,759